Related Parties - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	$ 32,781	$ 21,141	$ 39,940
Sold service	597	818	3,715
Alvogen Lux Holdings S.à r.l. – Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest			9,383
Sold service			0
Aztiq Pharma Partners S.à r.l. – Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest			16,048
Sold service			0
Alvogen Aztiq AB – Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest			297
Sold service			0
Aztiq Fjárfestingar ehf. – Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	0	216	120
Sold service	4	0	0
Fasteignafélagið Sæmundur hf. - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest		7,189	7,762
Sold service		0	0
Alvogen Iceland ehf. - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	19	465	454
Sold service	1	174	2,308
Alvogen ehf. - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	0	0	6
Sold service	152	68	2
Alvogen UK - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	273		299
Sold service	0		0
Lotus Pharmaceuticals Co. Ltd. - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	0	0	0
Sold service	29	3	312
Alvogen Emerging Markets - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	108	98	238
Sold service	0	0	0
Alvogen Korea co. Ltd - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest		0	0
Sold service		1	9
Alvogen Inc. - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	305	585	89
Sold service	0	266	654
Alvogen Malta Sh. Services - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest	0	603	1,216
Sold service	$ 0	0	151
Alvogen Pharma Pvt Ltd - Sister Company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest		1,159	491
Sold service		0	0
HRJÁF ehf - Sister company
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest			1,415
Sold service			0
L41 ehf.
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest		26	29
Sold service		$ 0	0
Lambhagavegur 7 ehf.
Schedule of Information About Board of Directors Remuneration [Line Items]
Purchased service / interest			713
Sold service			$ 0